Note 3 - Acquisitions, Disposals and Reorganization	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Business Combination Disclosure [Text Block]
(3)	Acquisitions, disposals and reorganization

Disposal of subsidiaries in
2017

a.	Disposal of Beijing Ruisike Management Consulting Co., Ltd.

In
January 2017,
the Group disposed of Beijing Ruisike Management Consulting Co., Ltd to a
third
party, for a total cash consideration of
RMB20,867,
which was settled as of
December 31, 2017.
The Group recognized a gain of
RMB2,029
on disposal of this subsidiary, which was determined by the excess of the sales consideration over the net book value of the subsidiary at the time of disposal.

b.	Disposal of Fanhua Times Sales & Service Co., Ltd and its subsidiaries

In
October 2017,
the Group entered into a share transfer agreement with Cheche, which operates an online auto insurance platform. Under this agreement, the Group disposed of the equity interests in P&C Insurance Division, to Cheche for a total consideration of
RMB225,398,
including
RMB95,398
cash consideration and
RMB130,000
in the form of a convertible loan receivable, which is convertible or collectible in three
years and recognized as other non-current assets. The Group evaluated the convertible loan receivable's settlement provisions and elected the fair value option afforded in ASC
825,
Financial Instruments, to value this instrument. Under such election, the loan receivable is measured initially and subsequently at fair value, with any changes in the fair value of the instrument being recorded in the consolidated financial statements as a change in fair value of derivative instruments. The Group estimates the fair value of this instrument by first
estimating the fair value of the straight debt portion. The Group then estimates the fair value of the embedded conversion option based on the recent development of Cheche. The sum of these two
valuations is the fair value of the loan receivable included in other non-current assets. On
October 31, 2017,
the Group used the discounted cash flow method to value the debt portion of the convertible loan receivable and determined the fair value to be RMB
22,000,
and based on Cheche's current and expected financial performance, industry trend and expected revenue and margin, management considered the conversion option to be deeply out of the money and determined the fair value of the option to be immaterial. As a result, the carrying amount of the convertible loan receivable was adjusted by
RMB108,000.
The total fair value of RMB
22,000
was initially recognized and the balance remained the same and retained in other non-current assets as of
December 31, 2017.

The convertible loan receivable also carries a
10%
interest return per annum which could be satisfied by cash or converted equity interest in Cheche. The related interest income in
2017
is about
RMB367.
When the convertible loan receivable expires, the Group has the right to convert to the equity interests of Cheche, or recover the principal and interests of the convertible loan receivable according to the agreement. The Group recognized
RMB884
gain on disposal of these subsidiaries, which was determined by the excess of the cash consideration and fair value of the convertible loan receivable over the net book value of the subsidiaries, which was calculated to be
RMB116,514
at the time of disposal. The net book value of the subsidiaries at the time of disposal also included goodwill allocated to this disposal in the amount of
RMB12,208.

c.	Disposal of Fanhua Bocheng Brokerage Limited ("Bocheng")

In
November 2017,
the Group disposed of Bocheng to a
third
party for a total consideration of
RMB46,582.
And the consideration receivable was further offset by the other payables to Bocheng, see Note
18
Non-cash transactions for details. Prior to the disposal, the Group had a liability due to Bocheng in the amount of
RMB103,446,
which was settled in
December 2017.
The Group recognized loss of
RMB904
on the disposal of this subsidiary, which was determined by the excess of the net book value of the subsidiary at the time of disposal over the sales consideration. As a result of this disposal, brokerage's result of operations should be reclassified to discontinued operations. Brokerage segment is no
longer valid as of
December 31, 2017.
And accordingly, the segment note disclosure to the prior year consolidated financial statements have been restated.

As described in Note
2
(
x
), the assets and liabilities of the brokerage business were segregated and reclassified as held for sale in the consolidated statements of financial position as of
December 31, 2016,
and the activities of the brokerage business were segregated and reported as discontinued operations in the consolidated statements of income and comprehensive income for all periods presented.

The following table presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the discontinued operations to total assets and liabilities of the disposal group classified as held for sale in the consolidated statements of financial position as of
December 31, 2016:

As of December 31, 2016
RMB
ASSETS:
Current assets:
Cash and cash equivalents	3,290
Restricted cash	1,741
Accounts receivable	1,171
Other receivables	92
Other current assets	6,670
Total current assets	12,964

Non-current assets
Property, plant, and equipment, net	76
Total non-current assets	76

Total assets	13,040

LIABILITIES:
Current liabilities:
Accounts payable	37,236
Insurance premium payables	1,741
Other payables and accrued expenses	40,593
Accrued payroll	443
Income taxes payable	70
Total current liabilities	80,083

Total liabilities	80,083

The following table presents a reconciliation of the major classes of line items constituting pretax from discontinued operations to after-tax profit reported in discontinued operations for the years ended
December 31, 2015,
2016
and
2017:

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Results of discontinued operations:
Total net revenues	369,198	617,738	172,993	26,589
Total operating costs	(293,876)	(503,926)	(163,079)	(25,065)
Selling expenses	(18,238)	(86,019)	(190)	(29)
General and administrative expenses	(7,010)	(5,287)	(3,380)	(519)
Other, net	(7,894)	1,141	40	6
Loss on disposal of discontinued operations	—	—	(904)	(140)
Income from discontinued operations before income taxes	42,180	23,647	5,480	842
Income taxes expense	(312)	(1,104)	—	—
Net income from discontinued operations, net of tax	41,868	22,543	5,480	842

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Cash flow from discontinued operations:
Net cash generated from (used in) operating activities*	3,093	(1,616)	8,992	1,382
Net cash used in investing activities	(34)	(12)	—	—
Net cash generated from financing activities	—	—	—	—
Net cash increase (decrease) in cash and, cash equivalents, and restricted cash	3,059	(1,628)	8,992	1,382
Cash and, cash equivalents and restricted cash at beginning of year	3,600	6,659	5,031	773
Cash and, cash equivalents, and restricted cash at the disposal date	—	—	14,023	2,155
Cash and, cash equivalents and restricted cash at end of year	6,659	5,031	—	—

*Including adjustment for the loss from disposal of the discontinued operations in the amount of
RMB904
in
2017.

As of respective closing date of each of these disposals in
2017,
the Group has completed the closing procedures of all the above transactions and has effectively transferred its control of these subsidiaries to the respective buyers.

Acquisition of additional interests in a subsidiary in
2016

On
May 9, 2016,
the Group entered into a share purchase agreement with the minority shareholders of Inscom Holding Limited ("Inscom") to acquire the remaining
34.9%
of the equity interests in Inscom and the outstanding share options of Inscom for a total consideration of approximately
RMB198,776
which consists of (i)
RMB179,223
in cash after netting off with the receivable of
RMB1,836
in relation with the exercise of the Inscom share options, and (ii)
7,416,000
ordinary shares of the Company. Upon completion of the acquisition in
May 2016,
the Group's equity interests in Inscom increased from
65.1%
to
100%.

The schedule below discloses the effects of changes in the Group’s ownership in subsidiaries on the Group's equity:

Year ended December 31, 2016
RMB
Net income attributable to the Company's shareholders	157,047
Decrease in Company's additional paid-in capital for acquisitions of additional equity interests from noncontrolling interests	(174,779)
Changes from net income attributable to Company’s shareholders and transfers to noncontrolling interests	(17,732)

Disposals of subsidiaries in
2016

During the year ended
December 31, 2016,
the Group disposed of
three
subsidiaries, including Shandong Fanhua Mintai Insurance Agency Co., Ltd ("Shandong Mintai"), Guangdong Huajie Insurance Agency Co., Ltd ("Guangdong Huajie") and Dongguan Zhongxin Insurance Agency Co., Ltd ("Dongguan Zhongxin"), for a total cash consideration of
RMB30,712.
The Group recognized
RMB3,082
gain on disposal of subsidiaries, which was determined by the excess of the sales consideration over the net book value of the subsidiaries at the time of disposal.

As of
December 31, 2016,
the Group has completed the closing procedures of all the above transactions and has effectively transferred its control of Shandong Mintai, Guangdong Huajie and Dongguan Zhongxin to the respective buyers.

Acquisitions and reorganization in
2015

Acquisitions of additional interests in subsidiaries

During the year ended
December 31, 2015,
the Group had entered into several agreements to acquire from the non-controlling shareholders of certain of the Group's subsidiaries the additional interests in those subsidiaries for total consideration of
RMB187,810.
The Group retains its controlling financial interests before and after the transactions.

The schedule below discloses the effects of changes in the Group's ownership in subsidiaries on the Group's equity:

Year ended December 31, 2015
RMB
Net income attributable to the Company's shareholders	210,086
Decrease in Company's additional paid-in capital for acquisitions of additional equity interests from noncontrolling interests	(160,023)
Changes from net income attributable to Company’s shareholders and transfers to noncontrolling interests	50,063

Reorganization

In
June 2015,
Fanhua Insurance Surveyors & Loss Adjustors Holding Co., Ltd. ("FHISLA") introduced two
new investors, Shenzhen Yuanqian Investment Partnership (Limited Partnership) and Shenzhen Longqian Investment Partnership (Limited Partnership), hereinafter referred to as “Yuanqian” and “Longqian”. Yuanqian and Longqian together subscribed for a total of
12.4%
of the equity interests in FHISLA for a cash consideration of
RMB17,000.
In
July 2015,
Fangzhong transferred
44.7%
and
42.9%
of the equity interests in FHISLA to Guangdong Meidiya Investment Co., Ltd. (“Meidiya Investments”), a subsidiary of the Group, and
22
individuals, among whom were management members of the claims adjusting segment, for total purchase prices of
RMB61,200
and
RMB58,800,
respectively. After the FHISLA Restructuring, the Group owns
44.7%
of the equity interests and remains the largest shareholder. The Group continues to exercise substantial control over FHISLA pursuant to shareholders’ agreements signed with Yuanqian, Longqian and two
executive officers of the claims adjusting segment. The Group recorded stock compensation expense of
RMB3,400,
being the excess of the estimated fair value of Yuanqian, Longqian and
22
individual’s equity interest in FHISLA over the consideration paid by the investors.

In
July 2015,
in order to align the interests of the founding team of Chetong.net with the growth of the platform, Fangzhong, the subsidiary of the Group transferred
80.1%
of the equity interests in Chetong Network to the management and employees of Chetong Network for cash consideration of
RMB16,020,
and
19.9%
of the equity interests in Chetong Network to FHISLA for cash consideration of
RMB3,980
which approximated its fair value at the disposal date. As a result, FHISLA and the management and employees of Chetong Network currently hold
19.9%
and
80.1%
of Chetong Network, respectively.